PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 98.4%
Aerospace & Defense 1.3%
Boeing Co. (The)*(a)	12,544	$2,525,358
General Dynamics Corp.	5,332	1,111,562
Howmet Aerospace, Inc.	8,381	266,767
Huntington Ingalls Industries, Inc.	1,000	186,740
L3Harris Technologies, Inc.	4,516	962,992
Lockheed Martin Corp.	5,566	1,978,212
Northrop Grumman Corp.	3,368	1,303,652
Raytheon Technologies Corp.	33,831	2,911,496
Textron, Inc.	5,134	396,345
TransDigm Group, Inc.*	1,180	750,810
		12,393,934
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,800	301,364
Expeditors International of Washington, Inc.	3,800	510,302
FedEx Corp.	5,446	1,408,553
United Parcel Service, Inc. (Class B Stock)	16,590	3,555,901
		5,776,120
Airlines 0.2%
Alaska Air Group, Inc.*	2,500	130,250
American Airlines Group, Inc.*	14,250	255,930
Delta Air Lines, Inc.*	14,300	558,844
Southwest Airlines Co.*	13,674	585,794
United Airlines Holdings, Inc.*	7,000	306,460
		1,837,278
Auto Components 0.1%
Aptiv PLC*	6,050	997,948
BorgWarner, Inc.	5,400	243,378
		1,241,326
Automobiles 2.5%
Ford Motor Co.	89,538	1,859,704
General Motors Co.*	32,800	1,923,064
Tesla, Inc.*	18,380	19,423,617
		23,206,385

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks 3.9%
Bank of America Corp.	162,795	$7,242,750
Citigroup, Inc.	44,795	2,705,170
Citizens Financial Group, Inc.	9,900	467,775
Comerica, Inc.	3,061	266,307
Fifth Third Bancorp	15,373	669,494
First Republic Bank	4,100	846,691
Huntington Bancshares, Inc.	33,029	509,307
JPMorgan Chase & Co.	66,803	10,578,255
KeyCorp	21,135	488,853
M&T Bank Corp.	2,870	440,775
People’s United Financial, Inc.	9,200	163,944
PNC Financial Services Group, Inc. (The)	9,472	1,899,325
Regions Financial Corp.	21,974	479,033
Signature Bank	1,400	452,858
SVB Financial Group*	1,310	888,494
Truist Financial Corp.	30,372	1,778,281
U.S. Bancorp	30,795	1,729,755
Wells Fargo & Co.	90,036	4,319,927
Zions Bancorp NA	3,600	227,376
		36,154,370
Beverages 1.4%
Brown-Forman Corp. (Class B Stock)	3,950	287,797
Coca-Cola Co. (The)	87,864	5,202,427
Constellation Brands, Inc. (Class A Stock)	3,700	928,589
Molson Coors Beverage Co. (Class B Stock)	4,094	189,757
Monster Beverage Corp.*	8,650	830,746
PepsiCo, Inc.	31,241	5,426,874
		12,866,190
Biotechnology 1.8%
AbbVie, Inc.	39,889	5,400,970
Amgen, Inc.	12,796	2,878,716
Biogen, Inc.*	3,280	786,938
Gilead Sciences, Inc.	28,800	2,091,168
Incyte Corp.*	4,400	322,960
Moderna, Inc.*	8,040	2,041,999
Regeneron Pharmaceuticals, Inc.*	2,390	1,509,333
Vertex Pharmaceuticals, Inc.*	5,760	1,264,896
		16,296,980

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.5%
A.O. Smith Corp.	2,800	$240,380
Allegion PLC	2,033	269,250
Carrier Global Corp.	19,629	1,064,677
Fortune Brands Home & Security, Inc.	3,100	331,390
Johnson Controls International PLC	16,187	1,316,165
Masco Corp.	5,726	402,080
Trane Technologies PLC	5,400	1,090,962
		4,714,904
Capital Markets 2.9%
Ameriprise Financial, Inc.	2,461	742,385
Bank of New York Mellon Corp. (The)	17,338	1,006,991
BlackRock, Inc.	3,210	2,938,948
Cboe Global Markets, Inc.	2,500	326,000
Charles Schwab Corp. (The)	33,911	2,851,915
CME Group, Inc.	8,100	1,850,526
FactSet Research Systems, Inc.	900	437,409
Franklin Resources, Inc.	5,742	192,300
Goldman Sachs Group, Inc. (The)	7,680	2,937,984
Intercontinental Exchange, Inc.	12,800	1,750,656
Invesco Ltd.	7,000	161,140
MarketAxess Holdings, Inc.	910	374,256
Moody’s Corp.	3,566	1,392,808
Morgan Stanley	32,390	3,179,402
MSCI, Inc.	1,870	1,145,730
Nasdaq, Inc.	2,700	567,027
Northern Trust Corp.	4,762	569,583
Raymond James Financial, Inc.	4,100	411,640
S&P Global, Inc.(a)	5,420	2,557,861
State Street Corp.	8,362	777,666
T. Rowe Price Group, Inc.	5,000	983,200
		27,155,427
Chemicals 1.8%
Air Products & Chemicals, Inc.	5,102	1,552,335
Albemarle Corp.	2,640	617,153
Celanese Corp.	2,500	420,150
CF Industries Holdings, Inc.	4,700	332,666
Corteva, Inc.	16,809	794,730
Dow, Inc.	16,809	953,406
DuPont de Nemours, Inc.	11,809	953,931
Eastman Chemical Co.	3,086	373,128
Ecolab, Inc.	5,642	1,323,557

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
FMC Corp.	2,900	$318,681
International Flavors & Fragrances, Inc.	5,615	845,900
Linde PLC (United Kingdom)	11,568	4,007,502
LyondellBasell Industries NV (Class A Stock)	6,100	562,603
Mosaic Co. (The)	8,300	326,107
PPG Industries, Inc.	5,348	922,209
Sherwin-Williams Co. (The)	5,488	1,932,654
		16,236,712
Commercial Services & Supplies 0.4%
Cintas Corp.	2,060	912,930
Copart, Inc.*	4,800	727,776
Republic Services, Inc.	4,735	660,296
Rollins, Inc.	5,175	177,037
Waste Management, Inc.	8,613	1,437,509
		3,915,548
Communications Equipment 0.9%
Arista Networks, Inc.*	5,080	730,250
Cisco Systems, Inc.	95,344	6,041,950
F5, Inc.*	1,300	318,123
Juniper Networks, Inc.	7,400	264,254
Motorola Solutions, Inc.	3,756	1,020,505
		8,375,082
Construction & Engineering 0.0%
Quanta Services, Inc.	3,100	355,446
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,500	660,780
Vulcan Materials Co.	3,100	643,498
		1,304,278
Consumer Finance 0.5%
American Express Co.	14,099	2,306,597
Capital One Financial Corp.	9,566	1,387,931
Discover Financial Services	6,618	764,776
Synchrony Financial	12,665	587,529
		5,046,833

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.3%
Amcor PLC	35,660	$428,277
Avery Dennison Corp.	1,838	398,056
Ball Corp.	7,528	724,720
International Paper Co.	9,084	426,766
Packaging Corp. of America	2,170	295,445
Sealed Air Corp.	3,136	211,586
Westrock Co.	6,033	267,624
		2,752,474
Distributors 0.1%
Genuine Parts Co.	3,199	448,500
LKQ Corp.	5,700	342,171
Pool Corp.	920	520,720
		1,311,391
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	41,390	12,375,610
Diversified Telecommunication Services 1.0%
AT&T, Inc.	161,407	3,970,612
Lumen Technologies, Inc.	20,979	263,286
Verizon Communications, Inc.	93,533	4,859,975
		9,093,873
Electric Utilities 1.6%
Alliant Energy Corp.	5,400	331,938
American Electric Power Co., Inc.	11,591	1,031,251
Duke Energy Corp.	17,339	1,818,861
Edison International	8,362	570,707
Entergy Corp.	4,515	508,615
Evergy, Inc.	5,000	343,050
Eversource Energy	7,800	709,644
Exelon Corp.	22,312	1,288,741
FirstEnergy Corp.	12,377	514,759
NextEra Energy, Inc.	44,328	4,138,462
NRG Energy, Inc.	5,300	228,324
Pinnacle West Capital Corp.	2,600	183,534
PPL Corp.	17,352	521,601
Southern Co. (The)	23,915	1,640,091
Xcel Energy, Inc.	12,183	824,789
		14,654,367

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.5%
AMETEK, Inc.	5,200	$764,608
Eaton Corp. PLC	9,093	1,571,452
Emerson Electric Co.	13,450	1,250,446
Generac Holdings, Inc.*	1,500	527,880
Rockwell Automation, Inc.	2,543	887,126
		5,001,512
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. (Class A Stock)	13,700	1,198,202
CDW Corp.	3,100	634,818
Corning, Inc.	17,797	662,582
IPG Photonics Corp.*	900	154,926
Keysight Technologies, Inc.*	4,200	867,342
TE Connectivity Ltd.	7,350	1,185,849
Teledyne Technologies, Inc.*	1,108	484,074
Trimble, Inc.*	5,800	505,702
Zebra Technologies Corp. (Class A Stock)*	1,220	726,144
		6,419,639
Energy Equipment & Services 0.2%
Baker Hughes Co.	18,545	446,193
Halliburton Co.	20,322	464,764
Schlumberger NV	31,632	947,378
		1,858,335
Entertainment 1.7%
Activision Blizzard, Inc.	17,900	1,190,887
Electronic Arts, Inc.	6,500	857,350
Live Nation Entertainment, Inc.*	3,000	359,070
Netflix, Inc.*	10,010	6,030,424
Take-Two Interactive Software, Inc.*	2,700	479,844
Walt Disney Co. (The)*	41,036	6,356,066
		15,273,641
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	3,100	691,176
American Tower Corp.	10,350	3,027,375
AvalonBay Communities, Inc.	3,111	785,807
Boston Properties, Inc.	3,280	377,790
Crown Castle International Corp.	9,800	2,045,652
Digital Realty Trust, Inc.	6,400	1,131,968

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Duke Realty Corp.	8,700	$571,068
Equinix, Inc.	2,026	1,713,672
Equity Residential	7,700	696,850
Essex Property Trust, Inc.	1,500	528,345
Extra Space Storage, Inc.	3,100	702,863
Federal Realty Investment Trust	1,500	204,480
Healthpeak Properties, Inc.	11,900	429,471
Host Hotels & Resorts, Inc.*	16,336	284,083
Iron Mountain, Inc.	6,705	350,873
Kimco Realty Corp.	13,300	327,845
Mid-America Apartment Communities, Inc.	2,570	589,661
Prologis, Inc.	16,637	2,801,005
Public Storage	3,400	1,273,504
Realty Income Corp.	12,300	880,557
Regency Centers Corp.	3,500	263,725
SBA Communications Corp.	2,400	933,648
Simon Property Group, Inc.	7,489	1,196,518
UDR, Inc.	6,300	377,937
Ventas, Inc.	8,733	446,431
Vornado Realty Trust	3,284	137,468
Welltower, Inc.	9,600	823,392
Weyerhaeuser Co.	17,239	709,902
		24,303,066
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	9,978	5,664,511
Kroger Co. (The)	15,068	681,978
Sysco Corp.	11,780	925,319
Walgreens Boots Alliance, Inc.	15,978	833,412
Walmart, Inc.	32,086	4,642,523
		12,747,743
Food Products 0.9%
Archer-Daniels-Midland Co.	12,759	862,381
Campbell Soup Co.	4,347	188,921
Conagra Brands, Inc.	11,143	380,533
General Mills, Inc.	13,644	919,333
Hershey Co. (The)	3,316	641,547
Hormel Foods Corp.	6,000	292,860
J.M. Smucker Co. (The)	2,400	325,968
Kellogg Co.	5,570	358,819
Kraft Heinz Co. (The)	15,855	569,195
Lamb Weston Holdings, Inc.	2,900	183,802

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
McCormick & Co., Inc.	5,600	$541,016
Mondelez International, Inc. (Class A Stock)	31,466	2,086,510
Tyson Foods, Inc. (Class A Stock)	6,700	583,972
		7,934,857
Gas Utilities 0.0%
Atmos Energy Corp.	3,100	324,787
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	39,913	5,617,356
ABIOMED, Inc.*	1,100	395,087
Align Technology, Inc.*	1,650	1,084,347
Baxter International, Inc.	11,274	967,760
Becton, Dickinson & Co.	6,565	1,650,966
Boston Scientific Corp.*	32,372	1,375,163
Cooper Cos., Inc. (The)	1,200	502,728
DENTSPLY SIRONA, Inc.	4,900	273,371
Dexcom, Inc.*(a)	2,210	1,186,660
Edwards Lifesciences Corp.*	14,110	1,827,950
Hologic, Inc.*	5,600	428,736
IDEXX Laboratories, Inc.*	1,900	1,251,074
Intuitive Surgical, Inc.*	8,080	2,903,144
Medtronic PLC	30,415	3,146,432
ResMed, Inc.	3,290	856,979
STERIS PLC	2,300	559,843
Stryker Corp.	7,660	2,048,437
Teleflex, Inc.	1,100	361,328
Zimmer Biomet Holdings, Inc.	4,811	611,189
		27,048,550
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	3,360	446,510
Anthem, Inc.	5,510	2,554,106
Cardinal Health, Inc.	6,373	328,146
Centene Corp.*	13,108	1,080,099
Cigna Corp.	7,568	1,737,840
CVS Health Corp.	29,846	3,078,913
DaVita, Inc.*	1,500	170,640
HCA Healthcare, Inc.	5,400	1,387,368
Henry Schein, Inc.*	3,200	248,096
Humana, Inc.	3,000	1,391,580
Laboratory Corp. of America Holdings*	2,100	659,841
McKesson Corp.	3,426	851,601

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Quest Diagnostics, Inc.	2,800	$484,428
UnitedHealth Group, Inc.	21,278	10,684,535
Universal Health Services, Inc. (Class B Stock)	1,570	203,566
		25,307,269
Health Care Technology 0.1%
Cerner Corp.	6,600	612,942
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.*	920	2,207,292
Caesars Entertainment, Inc.*	5,000	467,650
Carnival Corp.*(a)	18,000	362,160
Chipotle Mexican Grill, Inc.*	637	1,113,635
Darden Restaurants, Inc.	2,853	429,776
Domino’s Pizza, Inc.	840	474,037
Expedia Group, Inc.*	3,300	596,376
Hilton Worldwide Holdings, Inc.*	6,260	976,497
Las Vegas Sands Corp.*	7,960	299,614
Marriott International, Inc. (Class A Stock)*	6,140	1,014,574
McDonald’s Corp.	16,880	4,525,022
MGM Resorts International	8,600	385,968
Norwegian Cruise Line Holdings Ltd.*	8,400	174,216
Penn National Gaming, Inc.*	3,800	197,030
Royal Caribbean Cruises Ltd.*	5,000	384,500
Starbucks Corp.	26,680	3,120,760
Wynn Resorts Ltd.*	2,300	195,592
Yum! Brands, Inc.	6,664	925,363
		17,850,062
Household Durables 0.4%
D.R. Horton, Inc.	7,300	791,685
Garmin Ltd.	3,400	462,978
Lennar Corp. (Class A Stock)	6,200	720,192
Mohawk Industries, Inc.*	1,340	244,121
Newell Brands, Inc.	7,927	173,126
NVR, Inc.*	65	384,076
PulteGroup, Inc.	5,711	326,441
Whirlpool Corp.	1,285	301,538
		3,404,157
Household Products 1.4%
Church & Dwight Co., Inc.	5,500	563,750

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products (cont’d.)
Clorox Co. (The)	2,782	$485,069
Colgate-Palmolive Co.	19,260	1,643,648
Kimberly-Clark Corp.	7,566	1,081,333
Procter & Gamble Co. (The)	54,663	8,941,774
		12,715,574
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	14,700	357,210
Industrial Conglomerates 1.0%
3M Co.	13,038	2,315,940
General Electric Co.	24,800	2,342,856
Honeywell International, Inc.	15,485	3,228,777
Roper Technologies, Inc.	2,300	1,131,278
		9,018,851
Insurance 1.8%
Aflac, Inc.	13,800	805,782
Allstate Corp. (The)	6,508	765,666
American International Group, Inc.	18,951	1,077,554
Aon PLC (Class A Stock)	5,089	1,529,550
Arthur J. Gallagher & Co.	4,600	780,482
Assurant, Inc.	1,300	202,618
Brown & Brown, Inc.	5,000	351,400
Chubb Ltd.	9,753	1,885,352
Cincinnati Financial Corp.	3,407	388,160
Everest Re Group Ltd.	950	260,224
Globe Life, Inc.	2,133	199,905
Hartford Financial Services Group, Inc. (The)	7,753	535,267
Lincoln National Corp.	3,951	269,695
Loews Corp.	4,317	249,350
Marsh & McLennan Cos., Inc.	11,340	1,971,119
MetLife, Inc.	16,150	1,009,214
Principal Financial Group, Inc.	5,700	412,281
Progressive Corp. (The)	13,216	1,356,622
Prudential Financial, Inc.(g)	8,600	930,864
Travelers Cos., Inc. (The)	5,631	880,857
W.R. Berkley Corp.	3,300	271,887
Willis Towers Watson PLC	2,800	664,972
		16,798,821

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 6.2%
Alphabet, Inc. (Class A Stock)*	6,800	$19,699,872
Alphabet, Inc. (Class C Stock)*	6,312	18,264,340
Match Group, Inc.*	6,300	833,175
Meta Platforms, Inc. (Class A Stock)*	53,460	17,981,271
Twitter, Inc.*	18,400	795,248
		57,573,906
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.*	9,850	32,843,249
eBay, Inc.	14,240	946,960
Etsy, Inc.*	2,800	613,032
		34,403,241
IT Services 4.4%
Accenture PLC (Class A Stock)	14,190	5,882,465
Akamai Technologies, Inc.*	3,600	421,344
Automatic Data Processing, Inc.	9,448	2,329,688
Broadridge Financial Solutions, Inc.	2,700	493,614
Cognizant Technology Solutions Corp. (Class A Stock)	11,900	1,055,768
DXC Technology Co.*	5,259	169,287
EPAM Systems, Inc.*	1,200	802,140
Fidelity National Information Services, Inc.	13,860	1,512,819
Fiserv, Inc.*(a)	13,400	1,390,786
FleetCor Technologies, Inc.*	1,820	407,389
Gartner, Inc.*	1,770	591,746
Global Payments, Inc.	6,494	877,859
International Business Machines Corp.	20,274	2,709,823
Jack Henry & Associates, Inc.	1,700	283,883
Mastercard, Inc. (Class A Stock)	19,700	7,078,604
Paychex, Inc.	7,225	986,213
PayPal Holdings, Inc.*	26,530	5,003,027
VeriSign, Inc.*	2,280	578,710
Visa, Inc. (Class A Stock)(a)	37,850	8,202,473
		40,777,638
Leisure Products 0.0%
Hasbro, Inc.	2,854	290,480
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	6,798	1,085,301
Bio-Rad Laboratories, Inc. (Class A Stock)*	490	370,229
Bio-Techne Corp.	920	475,953

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*	1,050	$395,619
Danaher Corp.	14,320	4,711,423
Illumina, Inc.*	3,430	1,304,909
IQVIA Holdings, Inc.*	4,310	1,216,024
Mettler-Toledo International, Inc.*	520	882,549
PerkinElmer, Inc.	2,570	516,724
Thermo Fisher Scientific, Inc.	8,892	5,933,098
Waters Corp.*	1,420	529,092
West Pharmaceutical Services, Inc.	1,740	816,078
		18,236,999
Machinery 1.5%
Caterpillar, Inc.	12,296	2,542,075
Cummins, Inc.	3,206	699,357
Deere & Co.	6,430	2,204,783
Dover Corp.	3,362	610,539
Fortive Corp.	7,950	606,505
IDEX Corp.	1,800	425,376
Illinois Tool Works, Inc.	6,386	1,576,065
Ingersoll Rand, Inc.	8,829	546,250
Otis Worldwide Corp.	9,664	841,444
PACCAR, Inc.	7,764	685,251
Parker-Hannifin Corp.	2,868	912,368
Pentair PLC	3,646	266,267
Snap-on, Inc.	1,142	245,964
Stanley Black & Decker, Inc.	3,788	714,493
Westinghouse Air Brake Technologies Corp.	4,160	383,178
Xylem, Inc.	4,050	485,676
		13,745,591
Media 1.0%
Charter Communications, Inc. (Class A Stock)*	2,790	1,818,996
Comcast Corp. (Class A Stock)	103,020	5,184,997
Discovery, Inc. (Class A Stock)*(a)	3,300	77,682
Discovery, Inc. (Class C Stock)*	6,500	148,850
DISH Network Corp. (Class A Stock)*	5,333	173,003
Fox Corp. (Class A Stock)	7,066	260,735
Fox Corp. (Class B Stock)	3,366	115,353
Interpublic Group of Cos., Inc. (The)	8,588	321,621
News Corp. (Class A Stock)	8,475	189,077
News Corp. (Class B Stock)	1,800	40,500

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Omnicom Group, Inc.	4,634	$339,533
ViacomCBS, Inc. (Class B Stock)	13,597	410,357
		9,080,704
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	33,142	1,383,015
Newmont Corp.	18,197	1,128,578
Nucor Corp.	6,512	743,345
		3,254,938
Multiline Retail 0.5%
Dollar General Corp.	5,200	1,226,316
Dollar Tree, Inc.*	5,142	722,554
Target Corp.	11,082	2,564,818
		4,513,688
Multi-Utilities 0.7%
Ameren Corp.	5,969	531,301
CenterPoint Energy, Inc.	13,579	378,990
CMS Energy Corp.	6,600	429,330
Consolidated Edison, Inc.	8,051	686,911
Dominion Energy, Inc.	18,450	1,449,432
DTE Energy Co.	4,387	524,422
NiSource, Inc.	8,800	242,968
Public Service Enterprise Group, Inc.	11,294	753,649
Sempra Energy	7,178	949,506
WEC Energy Group, Inc.	7,333	711,814
		6,658,323
Oil, Gas & Consumable Fuels 2.4%
APA Corp.	7,948	213,722
Chevron Corp.	43,547	5,110,240
ConocoPhillips	29,781	2,149,592
Coterra Energy, Inc.	17,800	338,200
Devon Energy Corp.	14,300	629,915
Diamondback Energy, Inc.	3,800	409,830
EOG Resources, Inc.	13,400	1,190,322
Exxon Mobil Corp.	95,652	5,852,946
Hess Corp.	6,334	468,906
Kinder Morgan, Inc.	44,980	713,383
Marathon Oil Corp.	16,678	273,853

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	14,076	$900,723
Occidental Petroleum Corp.	20,179	584,989
ONEOK, Inc.	10,000	587,600
Phillips 66	9,828	712,137
Pioneer Natural Resources Co.	5,200	945,776
Valero Energy Corp.	9,200	691,012
Williams Cos., Inc. (The)	28,092	731,516
		22,504,662
Personal Products 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,170	1,913,934
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	50,179	3,128,661
Catalent, Inc.*	3,900	499,317
Eli Lilly & Co.	17,897	4,943,509
Johnson & Johnson	59,509	10,180,205
Merck & Co., Inc.	57,093	4,375,608
Organon & Co.	5,509	167,749
Pfizer, Inc.	126,863	7,491,260
Viatris, Inc.	27,699	374,767
Zoetis, Inc.	10,800	2,635,524
		33,796,600
Professional Services 0.4%
Equifax, Inc.	2,730	799,317
IHS Markit Ltd.	9,080	1,206,913
Jacobs Engineering Group, Inc.	2,900	403,767
Leidos Holdings, Inc.	3,100	275,590
Nielsen Holdings PLC	7,400	151,774
Robert Half International, Inc.	2,500	278,800
Verisk Analytics, Inc.	3,730	853,163
		3,969,324
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	7,500	813,825
Road & Rail 0.9%
CSX Corp.	50,054	1,882,031
J.B. Hunt Transport Services, Inc.	1,950	398,580
Norfolk Southern Corp.	5,531	1,646,634

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Old Dominion Freight Line, Inc.	2,200	$788,436
Union Pacific Corp.	14,456	3,641,900
		8,357,581
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.*	27,250	3,921,275
Analog Devices, Inc.	12,216	2,147,206
Applied Materials, Inc.(a)	20,388	3,208,256
Broadcom, Inc.	9,289	6,180,994
Enphase Energy, Inc.*	3,020	552,479
Intel Corp.	91,848	4,730,172
KLA Corp.	3,530	1,518,288
Lam Research Corp.	3,172	2,281,144
Microchip Technology, Inc.	12,520	1,089,991
Micron Technology, Inc.	25,416	2,367,500
Monolithic Power Systems, Inc.	990	488,397
NVIDIA Corp.	56,440	16,599,568
NXP Semiconductors NV (China)	6,060	1,380,347
Qorvo, Inc.*	2,471	386,440
QUALCOMM, Inc.	25,300	4,626,611
Skyworks Solutions, Inc.	3,800	589,532
SolarEdge Technologies, Inc.*	1,200	336,684
Teradyne, Inc.	3,700	605,061
Texas Instruments, Inc.	20,852	3,929,976
Xilinx, Inc.	5,700	1,208,571
		58,148,492
Software 9.4%
Adobe, Inc.*	10,740	6,090,224
ANSYS, Inc.*	1,900	762,128
Autodesk, Inc.*	4,990	1,403,138
Cadence Design Systems, Inc.*	6,300	1,174,005
Ceridian HCM Holding, Inc.*	2,900	302,934
Citrix Systems, Inc.	2,960	279,986
Fortinet, Inc.*	3,000	1,078,200
Intuit, Inc.	6,390	4,110,176
Microsoft Corp.	169,712	57,077,540
NortonLifeLock, Inc.	12,917	335,584
Oracle Corp.	36,390	3,173,572
Paycom Software, Inc.*	1,150	477,469
PTC, Inc.*	2,400	290,760
salesforce.com, Inc.*	22,160	5,631,521
ServiceNow, Inc.*	4,520	2,933,977

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Synopsys, Inc.*	3,400	$1,252,900
Tyler Technologies, Inc.*	920	494,914
		86,869,028
Specialty Retail 2.4%
Advance Auto Parts, Inc.	1,450	347,826
AutoZone, Inc.*	480	1,006,267
Bath & Body Works, Inc.	5,822	406,317
Best Buy Co., Inc.	5,200	528,320
CarMax, Inc.*	3,700	481,851
Gap, Inc. (The)	4,313	76,124
Home Depot, Inc. (The)	23,864	9,903,799
Lowe’s Cos., Inc.	15,566	4,023,500
O’Reilly Automotive, Inc.*	1,520	1,073,470
Ross Stores, Inc.	8,100	925,668
TJX Cos., Inc. (The)	27,128	2,059,558
Tractor Supply Co.	2,600	620,360
Ulta Beauty, Inc.*	1,320	544,289
		21,997,349
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	352,262	62,551,163
Hewlett Packard Enterprise Co.	29,302	462,093
HP, Inc.	26,402	994,563
NetApp, Inc.	5,000	459,950
Seagate Technology Holdings PLC	4,700	531,006
Western Digital Corp.*	6,825	445,058
		65,443,833
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. (Class B Stock)	28,874	4,812,429
PVH Corp.	1,700	181,305
Ralph Lauren Corp.	1,100	130,746
Tapestry, Inc.	5,700	231,420
Under Armour, Inc. (Class A Stock)*	3,600	76,284
Under Armour, Inc. (Class C Stock)*	3,567	64,349
VF Corp.	7,336	537,142
		6,033,675

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Tobacco 0.6%
Altria Group, Inc.	41,479	$1,965,690
Philip Morris International, Inc.	35,179	3,342,005
		5,307,695
Trading Companies & Distributors 0.2%
Fastenal Co.	13,200	845,592
United Rentals, Inc.*	1,550	515,050
W.W. Grainger, Inc.	964	499,583
		1,860,225
Water Utilities 0.1%
American Water Works Co., Inc.	4,100	774,326
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*	13,370	1,550,653

Total Common Stocks (cost $154,282,921)		911,918,254
Exchange-Traded Fund 0.5%
iShares Core S&P 500 ETF (cost $2,615,545)	9,960	4,750,820

Total Long-Term Investments (cost $156,898,466)		916,669,074

Short-Term Investments 2.1%
Affiliated Mutual Funds 2.0%
PGIM Core Ultra Short Bond Fund(wa)	9,819,163	9,819,163
PGIM Institutional Money Market Fund (cost $9,022,799; includes $9,022,164 of cash collateral for securities on loan)(b)(wa)	9,030,307	9,023,985

Total Affiliated Mutual Funds (cost $18,841,962)		18,843,148

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $599,950)	0.040%	03/17/22	600	$599,933

Total Short-Term Investments (cost $19,441,912)				19,443,081

TOTAL INVESTMENTS 101.0% (cost $176,340,378)				936,112,155
Liabilities in excess of other assets(z) (1.0)%				(9,209,819)

Net Assets 100.0%				$926,902,336

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,764,341; cash collateral of $9,022,164 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
43	S&P 500 E-Mini Index	Mar. 2022	$10,230,775	$54,969
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).